Goodwill and Other Intangible Assets (Components of Intangible Assets Excluding Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	¥ 3,447	¥ 19,379
Intangible assets not subject to amortization, Gross carrying amount	1,768	1,813
Intangible assets, Gross carrying amount	5,215	21,192
Intangible assets subject to amortization, Accumulated amortization	1,670	5,359
Software
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,623	2,306
Intangible assets subject to amortization, Accumulated amortization	852	1,624
Customer Relationships
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	1,184	2,549
Intangible assets subject to amortization, Accumulated amortization	482	573
Patented Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount		4,995
Intangible assets subject to amortization, Accumulated amortization		1,037
Developed Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount		7,524
Intangible assets subject to amortization, Accumulated amortization		1,652
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	640	2,005
Intangible assets subject to amortization, Accumulated amortization	336	473
In-Process Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	1,544	1,589
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	¥ 224	¥ 224